FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
FINANCIAL ASSETS
FINANCIAL ASSETS

(US$ MILLIONS)	2019	2018
Current
Marketable securities	$734	$265
Restricted cash	172	376
Derivative contracts	176	223
Loans and notes receivable	66	22
Total current	$1,148	$886
Non-current
Marketable securities	$3,435	$1
Restricted cash	201	32
Derivative contracts	62	20
Loans and notes receivable	309	150
Other financial assets (1)	1,088	280
Total non-current	$5,095	$483
____________________________________

(1)	Other financial assets includes secured debentures to homebuilding companies in our business services segment, as well as asset backed securities and preferred shares in our business services segment.
The increase in financial assets from December 31, 2018 is primarily attributable to the acquisition of Genworth in our business services segment, which accounted for $4,767 million of the increase.